Pro Forma Adjustments	3 Months Ended
Dec. 31, 2021
Pro Forma Adjustments Abstract
Pro Forma Adjustments

2. Pro Forma Adjustments

The pro forma adjustments, based on preliminary estimates that may change significantly as additional information is obtained. The following adjustments have been reflected in the unaudited pro forma condensed combined financial information:

a.	Intercompany balances were eliminated at consolidation.